Income tax - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statements [Line Items]
Deferred tax asset, not recognized in profit (loss)	€ 87.3	€ 36.1
Non-deductible expenses / non-taxable income	301.7	163.8
Betway Mexico S.A. DE C.V
Statements [Line Items]
Unused tax losses	€ 74.9	€ 64.7	€ 42.2